FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 NOK (kr)	Dec. 31, 2023 USD ($)
Assets [Abstract]
Equity Securities	$ 4,146		$ 3,736		$ 5,104
Financial instruments at fair value, current portion	0		121
Financial instruments at fair value, long-term portion	14,092		15,523
Liabilities [Abstract]
Financial instruments at fair value, current portion	0		14,884
Financial instruments at fair value, long-term portion	$ 6,146		103
NOK750 million senior unsecured floating rate bonds due 2029
Liabilities [Abstract]
Aggregate debt amount | kr		kr 750,000,000		kr 750,000,000
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities [Abstract]
Interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities [Abstract]
Interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities [Abstract]
Interest rate (in percentage)	8.25%	8.25%
7.75% senior unsecured sustainability-linked bonds due 2030
Liabilities [Abstract]
Interest rate (in percentage)	7.75%	7.75%
Fair Value, Recurring | Fair value
Assets [Abstract]
Equity Securities	$ 4,146		3,736
Financial instruments at fair value, current portion	0		121
Financial instruments at fair value, long-term portion	$ 14,092		$ 15,523